NOTES AND CONVERTIBLE NOTES PAYABLE - Additional Information (Details)						1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 19, 2024 USD ($) Days	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) shares	Jan. 31, 2023 $ / shares shares	Jan. 30, 2023 shares	Nov. 30, 2023 $ / shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 shares	Jun. 12, 2023 shares
Debt Conversion [Line Items]
Interest rate percentage				8.00%		7.00%						8.00%
Aggregate gross proceeds of notes payable		$ 5,500,000					$ 11,400,000					$ 11,400,000
Loss on extinguishment of debt								$ 1,339,017	$ 0	$ 11,685,125	$ 0
Previously Reported [Member]
Debt Conversion [Line Items]
Conversion price per share | $ / shares				$ 8.5								$ 8.5
Common Stock [Member]
Debt Conversion [Line Items]
Conversion of shares | shares				34,045									1,300,000 [1]
Common Stock [Member] | Previously Reported [Member]
Debt Conversion [Line Items]
Conversion of shares | shares				1,361,787
Legacy Nuburu [Member] | Common Stock [Member]
Debt Conversion [Line Items]
Conversion of shares | shares					2,642,239
Junior Note Warrants [Member]
Debt Conversion [Line Items]
Original issue discount		500,000
Aggregate fair value of warrants		$ 2,668,169
Warrants to purchase company common stock | shares		550,000
Junior Note Warrants [Member] | Previously Reported [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares		22,000,000
Junior Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage		10.00%
Promissory notes, principal amount		$ 5,500,000
Percentage of warrant exercisable on common stock		100.00%
Percentage of maximum aggregate outstanding common stock		19.90%
Common stock, exercisable price per share | $ / shares		$ 5
Discount issued		$ 500,000
Original issue discount		500,000
Offering expenses		691,399
Credit facility minimum closing in principal amount		$ 20,000,000
Maturity period after issuance		12 months
Maturity of sale event		12 months
Investment interest rate if not repaid within nine months after issuance		12.00%
Investment interest rate if not repaid within six months after issuance		9.00%
Investment, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Additional warrant coverage		25.00%
Percentage of trading price		120.00%
Minimum consecutive trading days | Days		20
Maximum consecutive trading days | Days		30
Junior Notes And Warrants Purchase Agreements [Member] | Previously Reported [Member]
Debt Conversion [Line Items]
Common stock, exercisable price per share | $ / shares		$ 0.25
Junior Notes And Warrants Purchase Agreements [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock price over warrant exercise price		200.00%
Junior Notes And Warrants Purchase Agreements [Member] | SOFR [Member]
Debt Conversion [Line Items]
Investment interest rate if not repaid within nine months after issuance		12.00%
Investment interest rate if not repaid within six months after issuance		9.00%
Junior Notes And Warrants Purchase Agreements [Member] | Junior Note Warrants [Member]
Debt Conversion [Line Items]
Aggregate fair value of warrants		$ 2,668,169
Senior Convertible Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage						7.00%
Promissory notes, principal amount			$ 687,000
Convertible promissory notes, amount			9,225,000
Offering expenses			$ 160,345
Percentage of principal to be prepaid						150.00%							150.00%
Conversion price per share | $ / shares						$ 27.52
Senior Convertible Notes And Warrants Purchase Agreements [Member] | Previously Reported [Member]
Debt Conversion [Line Items]
Conversion price per share | $ / shares						$ 0.688
Senior Convertible Notes And Warrants Purchase Agreements [Member] | Maximum [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares			47,238											287,972
Senior Convertible Notes And Warrants Purchase Agreements [Member] | Maximum [Member] | Previously Reported [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares			1,889,535											11,518,895
August 2024 Convertible Notes
Debt Conversion [Line Items]
Interest rate percentage	15.00%
Promissory notes, principal amount	$ 673,000
Promissory Notes Discount Amount	25,000
Fixed price	$ 2.03
Percentage of lowest daily volume weighted-average price	80.00%
Effective interest rate								180.20%		180.20%
Convertible Note Derivative Liability								$ 179,000		$ 179,000
Debt issuance costs	$ 114,800
Principal and accrued interest due at maturity	Feb. 06, 2025
Percentage of maximum aggregate outstanding common stock	19.90%
Minimum consecutive trading days | Days	10
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Promissory notes, principal amount	$ 687,315
Debt issuance costs	$ 7,691
Principal and accrued interest due at maturity	Feb. 06, 2025
Percentage of trading price	25.00%
Senior and Junior Notes [Member]
Debt Conversion [Line Items]
Conversion of shares | shares								2,399,850		4,648,162
Principal extinguishment of debt								$ 700,000
Interest accrued on extinguish										$ 4,800,000
Loss on extinguishment of debt								$ (1,165,585)		$ (11,511,693)

[1]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.